CONSOLIDATED FINANCIAL STATEMENTS - Financial information of the associate companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 5,929,170	R$ 7,767,813	R$ 3,005,645	R$ 2,475,863
Total current assets	28,605,081	32,669,423
Total non-current assets	53,083,094	54,145,070
Cost of sales	(61,891,039)	(57,823,416)	(57,583,992)
Financial income	693,610	726,154	903,019
Financial expenses	(2,073,372)	(1,508,339)	(1,396,789)
Income and social contribution taxes	(1,106,009)	(864,653)	(1,809,622)
Net income for the year	1,418,438	4,599,062	7,536,983
Depreciation and amortization	(3,683,585)	(3,126,247)	(3,047,212)
Total comprehensive income for the year, net of tax	(2,040,487)	11,672,894	5,653,319
Associate companies
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	19,489	89,078	138,389
Total current assets	159,054	173,927	165,048
Total non-current assets	1,330,910	1,064,426	424,053
Total current liabilities	156,974	54,664	122,308
Total non-current liabilities	131,565	53,305	7,965
Net sales	743,021	231,495	80,312
Cost of sales	(724,339)	(136,254)	(41,022)
Income before financial income (expenses) and taxes	(14,439)	50,805	(15,033)
Financial income	14,097	2,685	33,528
Financial expenses	(98,037)	(2,619)	(4,793)
Income and social contribution taxes	21,868	(16,617)	(2,557)
Net income for the year	(76,512)	34,254	9,134
Depreciation and amortization	(54,803)	(16,165)	(10,329)
Total comprehensive income for the year, net of tax	R$ (76,512)	R$ 34,254	R$ 9,134